Commitments	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Commitments
25.	Commitments

(a)	Short-term lease commitments
Short-term lease
commitments-as
lessee
The future aggregate minimum lease payments under short-term leases exempted to be recognized as lease liabilities are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Within one year	—	5,645	3,530

Total	—	5,645	3,530